Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note 22.	Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2010	2011
	(in thousands)

Cash	$375	584
Other current assets	356	1,146
Investment in non-marketable securities	1,600	1,600
Investments in subsidiaries	612,703	628,528
Total assets	$615,034	631,858
Current liabilities	$2,156	3,921
Short-term debt	44,000	65,200
Debt borrowing from a subsidiary	163,000	169,300
Total equity	405,878	393,437
Total liabilities and equity	$615,034	631,858

Himax Technologies, Inc. had no guarantees as of December 31, 2010 and 2011.

Condensed Statements of Income

	Year ended December 31,
	2009	2010	2011
	(in thousands)

Revenues	$-	-	-
Costs and expenses	(1,080)	(1,210)	(548)
Operating loss	(1,080)	(1,210)	(548)
Equity in earnings from subsidiaries	40,834	36,427	13,433
Other non-operating loss	(104)	(2,010)	(2,179)
Earnings before income taxes	39,650	33,207	10,706
Income taxes	-	1	-
Net Income	$39,650	33,206	10,706

Condensed Statements of Cash Flows

	Year ended December 31,
	2009	2010	2011
	(in thousands)
Cash flows from operating activities:
Net income	$39,650	33,206	10,706
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation expense	24	-	-
Equity in earnings from subsidiaries	(40,834)	(36,427)	(13,433)
Changes in operating assets and liabilities:
Other current assets	(826)	1,543	(790)
Other accrued expenses and other current liabilities	654	(2,542)	1,767
Net cash used in operating activities	(1,332)	(4,220)	(1,750)
Net cash used in investing activities	(11,400)	-	-
Cash flows from financing activities:
Distribution of cash dividends	(55,496)	(44,097)	(21,224)
Proceeds from borrowing of short-term debt	80,000	204,000	271,200
Repayment of short-term debt	(80,000)	(160,000)	(250,000)
Proceeds from issue of RSUs from a subsidiary	6,598	4,370	1,634
Purchase of subsidiary shares from noncontrolling interests	-	-	(1,324)
Proceeds from debt from a subsidiary	95,400	11,000	6,300
Acquisitions of ordinary shares for retirement	(36,596)	(10,755)	(4,627)
Net cash provided by financing activities	9,906	4,518	1,959
Net increase (decrease) in cash	(2,826)	298	209
Cash at beginning of year	2,903	77	375
Cash at end of year	$77	375	584
Supplemental disclosures of cash flow information:
Interest paid during the year	$3	156	353
Income taxes paid during the year	$-	1	-